Variable Interest Entities and Other Consolidation Matters (Tables)	12 Months Ended
Dec. 31, 2025
Variable Interest Entities and Other Consolidation Matters [Abstract]
Schedule of Consolidated Financial Statements

The following significant amounts of Zhongchao Shanghai and its subsidiaries are included in the accompanying consolidated financial statements as of December 31, 2025 and 2024, and for the years ended December 31, 2025, 2024 and 2023:

	December 31, 2025	December 31, 2024
ASSETS
Cash and cash equivalents	$5,921,884	$4,354,654
Accounts receivable	2,782,693	4,682,320
Inventories	-	586,221
Other current assets	170,962	272,693
Investment in non-marketable securities	1,137,307	1,089,960
Property and equipment, net	4,141,645	4,206,154
Right of use assets	25,053	89,020
Deferred tax assets	44,194	119,425
Other non-current assets	7,614	12,177
Total Assets	$14,231,352	$15,412,624

LIABILITIES
Advances from customers	$150,009	$203,787
Operating lease liabilities, current and non-current	26,083	57,517
Due to Zhongchao Inc.*	(284,799)	483,800
Other current liabilities	1,334,089	1,276,732
Deferred tax liabilities	22,260	179,638
Total Liabilities	$1,247,642	$2,201,474

	For the years ended December 31,
	2025	2024	2023
Revenues	$11,374,996	$15,864,773	$19,433,945
(Loss) income from operations	$(835,595)	$3,245,712	$(11,846,266)
Net (loss) income	$(784,109)	$2,902,555	$(10,780,772)

*	The balances due from/to Zhongchao Inc. are eliminated on consolidation.